Consolidated Statements of Changes In Shareholders' Equity/(Deficiency) - SGD ($) $ in Thousands	Total	Share capital [member]	Treasury shares [member]		Preference shares [member]	Share reserve [member]	Capital reserve [member]	Warrant reserve [member]	Translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2019	$ (20,396)	$ 33,886	$ 0	[1]	$ 59,339	$ 5,898	$ 130	$ 5,742	$ (2,219)	$ (123,172)
Loss for the year	(14,408)	0	0		0	0	0	0	0	(14,408)
Other comprehensive income/(loss) for the year	(765)	0	0		0	0	0	0	(711)	(54)
Total comprehensive loss	(15,173)	0	0		0	0	0	0	(711)	(14,462)
Treasury shares reissued	0	0	(655)		0	0	655	0	0	0
Employee share grant and option scheme	6,660	0	0		0	6,660	0	0	0	0
Non-executive directors share grant and option scheme	280	0	0		0	280	0	0	0	0
Issuance of shares	2,114	2,667	655		0	(1,208)	0	0	0	0
Ending balance at Dec. 31, 2020	(26,515)	36,553	0		59,339	11,630	785	5,742	(2,930)	(137,634)
Total transactions with owners, recognised directly in equity	9,054	2,667	$ 0		0	5,732	655	0	0	0
Loss for the year	(187,413)	0			0	0	0	0	0	(187,413)
Other comprehensive income/(loss) for the year	5,636	0			0	0	0	0	5,672	(36)
Total comprehensive loss	(181,777)	0			0	0	0	0	5,672	(187,449)
Employee share grant and option scheme	8,542	0			0	8,542	0	0	0	0
Non-executive directors share grant and option scheme	2,108	0			0	2,108	0	0	0	0
Conversion of preference shares to ordinary shares	336,117	395,456			(59,339)	0	0	0	0	0
Issuance of shares	248,716	252,338			0	(3,622)	0	0	0	0
Ending balance at Dec. 31, 2021	387,191	684,347			0	18,658	785	5,742	2,742	(325,083)
Total transactions with owners, recognised directly in equity	595,483	647,794			$ (59,339)	7,028	0	0	0	0
Loss for the year	(129,220)	0				0	0	0	0	(129,220)
Other comprehensive income/(loss) for the year	(19,718)	0				0	0	0	(19,703)	(15)
Total comprehensive loss	(148,938)	0				0	0	0	(19,703)	(129,235)
Employee share grant and option scheme	3,856	0				3,856	0	0	0	0
Non-executive directors share grant and option scheme	1,848	0				1,848	0	0	0	0
Shares issued to PIPE investors	178,653	178,653				0	0	0	0	0
Transaction cost in relation to issuance of PIPE shares	(7,664)	(7,664)				0	0	0	0	0
Reorganisation	217,581	217,581				0	0	0	0	0
Issuance of shares	1,733	8,403				(6,670)	0	0	0	0
Expiration of warrants	0	0				0	0	(5,742)	0	5,742
Ending balance at Dec. 31, 2022	634,260	1,081,320				17,692	785	0	(16,961)	(448,576)
Total transactions with owners, recognised directly in equity	$ 396,007	$ 396,973				$ (966)	$ 0	$ (5,742)	$ 0	$ 5,742

[1]	Less than $1,000